June 1, 2007

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Definitive Information Statement for Calvert Variable Series, Inc. Social Small Cap Growth Portfolio SEC File Nos. 2-80154 and 811-3591

Ladies and Gentlemen:

The above Registrant filed today electronically on EDGAR a Definitive Information Statement on Schedule 14C for Calvert Variable Series, Inc. Social Small Cap Growth Portfolio (the "Fund") pursuant to Rule 14(c) under the Securities Exchange Act of 1934.

As always, please feel free to contact me at 301-951-4858 with any questions or comments about this filing.

            Truly Yours,

            Ivy Wafford Duke

            Associate General Counsel

cc:        Sally Samuel